Stock-Based Compensation	12 Months Ended
Mar. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

16.  Stock-Based Compensation

Total stock-based compensation expense consists of the following:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014

Liability Awards Expense	$4.8	$3.3	$4.5
Equity Awards Expense	10.3	9.2	8.5

Total stock-based compensation expense	$15.1	$12.5	$13.0

As of 31 March 2016, the unrecorded future stock-based compensation expense related to outstanding equity awards was US$14.0 million after estimated forfeitures and will be recognized over an estimated weighted average amortization period of 1.5 years.

2001 Equity Incentive Plan

Under the Company’s 2001 Equity Incentive Plan (the “2001 Plan”), the Company can grant equity awards in the form of nonqualified stock options, performance awards, restricted stock grants, stock appreciation rights, dividend equivalent rights, phantom stock or other stock-based benefits such as restricted stock units. The 2001 Plan was first approved by the Company’s shareholders in 2001 and was reapproved to continue until September 2021 at the 2011 annual general meeting. The Company is authorized to issue 45,077,100 shares under the 2001 Plan.

Under the 2001 Plan, grants have been made at fair market value to management and other employees of the Company. Each option confers the right to subscribe for one ordinary share in the capital of JHI plc. The options may be exercised as follows: 25% after the first year; 25% after the second year; and 50% after the third year. All unexercised options expire 10 years from the date of issue or 90 days after the employee ceases to be employed by the Company.

As set out in the plan rules, the exercise prices and the number of shares available on exercise may be adjusted on the occurrence of certain events, including new issues, share splits, rights issues and capital reconstructions.

Under the 2001 Plan, the Company granted 327,354 and 329,192 restricted stock units to its employees in the years ended 31 March 2016 and 2015, respectively. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which include requirements of continued employment. At 31 March 2016, there were 701,810 restricted stock units outstanding under this plan.

Long-Term Incentive Plan 2006

At the 2006 Annual General Meeting, the Company’s shareholders approved the establishment of a Long-Term Incentive Plan 2006 (the “LTIP”) to provide incentives to certain members of senior management (“Executives”). The shareholders also approved, in accordance with certain LTIP rules, the issue of options in the Company to Executives of the Company. At the Company’s 2008 Annual General Meeting, the shareholders amended the LTIP to also allow restricted stock units to be granted under the LTIP. The LTIP was re-approved by the Company’s shareholders with certain amendments at each of the 2008, 2012 and 2015 Annual General Meetings.

As of 31 March 2016, the Company had granted 10,163,138 restricted stock units under the LTIP. These restricted stock units may not be sold, transferred, assigned, pledged or otherwise encumbered so long as such units remain restricted. The Company determines the conditions or restrictions of any restricted stock awards, which may include requirements of continued employment, individual performance or the Company’s financial performance or other criteria. Restricted stock units expire on vesting or as set out in the grant documents or LTIP rules. At 31 March 2016, there were 3,347,644 restricted stock units outstanding under the LTIP.

In November 2006 and August 2007, 1,132,000 and 1,016,000 options were granted to Executives, respectively, under the LTIP. The vesting of these equity awards are subject to ‘performance hurdles’ as outlined in the LTIP rules. Unexercised options expire 10 years from the date of issue unless an Executive ceases employment with the Company. At 31 March 2016, there were no options outstanding under the LTIP.

The following table summarizes the Company’s shares available for grant as options, restricted stock units or other equity instruments under the LTIP and 2001 Plan at 31 March 2016, 2015 and 2014:

Shares Available for Grant
Balance at 31 March 2014	23,947,127

Granted	(1,192,225)
New Shares Authorized	2,000,000

Balance at 31 March 2015	24,754,902

Granted	(1,410,560)
New Shares Authorized	5,000,000
Forfeitures Available for Re-grant	74,466

Balance at 31 March 2016	28,418,808

Stock Options

There were no stock options granted during the years ended 31 March 2016 and 2015. The following table summarizes the Company’s stock options activity during the noted period:

	Outstanding Options
	Number	Weighted Average Exercise Price (A$)
Balance at 31 March 2014	1,099,276	8.11

Exercised	(587,496)	8.06

Balance at 31 March 2015	511,780	8.17

Exercised	(333,287)	8.54
Forfeited	(74,466)	7.85

Balance at 31 March 2016	104,027	7.22

The total intrinsic value of stock options exercised was A$2.9 million and A$3.6 million for the years ended 31 March 2016 and 2015, respectively.

Windfall tax benefits realized in the United States from stock options exercised and included in cash flows from financing activities in the consolidated statements of cash flows were US$0.4 million, US$1.4 million and US$5.6 million for the years ended 31 March 2016, 2015 and 2014, respectively.

The following table summarizes outstanding and exercisable options under both the 2001 Plan and the LTIP as of 31 March 2016:

	Options Outstanding				Options Exercisable
Exercise Price (A$)	Number	Weighted Average Remaining Life (in Years)	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)	Number	Weighted Average Exercise Price (A$)	Aggregate Intrinsic Value (A$)
6.38	60,527	1.7	6.38	694,850	60,527	6.38	694,850
8.40	43,500	0.6	8.40	411,510	43,500	8.40	411,510

Total	104,027			$1,106,360	104,027		$1,106,360

The aggregate intrinsic value in the preceding table represents the total pre-tax intrinsic value based on stock options with an exercise price less than the Company’s closing stock price of A$17.86 as of 31 March 2016, which would have been received by the option holders had those option holders exercised their options as of that date.

Restricted Stock Units

The Company estimates the fair value of restricted stock units on the date of grant and recognizes this estimated fair value as compensation expense over the periods in which the restricted stock vests.

The following table summarizes the Company’s restricted stock unit activity during the noted period:

	Restricted Stock Units	Weighted Average Fair Value at Grant Date (A$)
Non-vested at 31 March 2014	3,883,918	7.17

Granted	1,192,225	11.00
Vested	(774,675)	6.63
Forfeited	(293,467)	6.90

Non-vested at 31 March 2015	4,008,001	8.44

Granted	1,410,560	14.95
Vested	(1,219,352)	7.28
Forfeited	(149,755)	9.92

Non-vested at 31 March 2016	4,049,454	11.00

Restricted Stock Units – service vesting

On 9 December 2015, 327,354 restricted stock units (service vesting) were granted to employees under the 2001 Plan. On 9 December 2014, 329,192 restricted stock units (service vesting) were granted to employees under the 2001 Plan. The fair value of each restricted stock unit (service vesting) is equal to the market value of the Company’s common stock on the date of the grant, adjusted for the fair value of estimated dividends as the restricted stock unit holder is not entitled to dividends over the vesting period.

During fiscal year 2016, 228,481 restricted stock units (service vesting) that were previously granted as part of the 2001 Plan became fully vested and the underlying common stock was issued. During fiscal year 2015, 222,885 restricted stock units (service vesting) that were previously granted as part of the 2001 Plan became fully vested and the underlying common stock was issued.

Restricted Stock Units – performance vesting

The Company granted 503,944 and 403,716 restricted stock units with a performance vesting condition under the LTIP to senior executives and managers of the Company on 16 September 2015 and 16 September 2014, respectively. The vesting of the restricted stock units is deferred for three years and is subject to a return on capital employed (“ROCE”) performance hurdle being met. The vesting of the restricted stock units is also subject to negative discretion by the Board. The Board’s discretion will reflect the Board’s judgment of the quality of the returns balanced against management’s delivery of market share growth and a scorecard of key qualitative and quantitative performance objectives. During fiscal year 2016, and after exercise of negative discretion by the Board, 331,146 restricted stock units (performance vesting) that were granted on 14 September 2012 as part of the fiscal year 2013 long-term incentive award became fully vested and the underlying common stock was issued. The remaining 82,794 unvested restricted stock units from this grant were cancelled on 14 September 2015.

The Company granted 266,627 restricted stock units with a performance vesting condition under the LTIP to senior executives and managers of the Company on 7 June 2012. During fiscal year 2015, 237,239 restricted stock units (performance vesting) that were granted on 7 June 2012 as part of the fiscal year 2012 long-term incentive award became fully vested and the underlying common stock was issued.

When the Board reviews the awards and determines whether any negative discretion should be applied at the vesting date, the award recipients may receive all, some, or none of their awards. The Board may only exercise negative discretion and may not enhance the maximum award that was originally granted to the award recipient.

The fair value of each restricted stock unit (performance vesting) is adjusted for changes in JHI plc’s common stock price at each balance sheet date until the performance conditions are applied at the vesting date.

Restricted Stock Units – market condition

Under the terms of the LTIP, the Company granted 579,262 and 459,317 restricted stock units (market condition) to senior executives and managers of the Company on 16 September 2015 and 16 September 2014, respectively. The vesting of these restricted stock units is subject to a market condition as outlined in the relevant notice of meeting.

The fair value of each of these restricted stock units (market condition) granted under the LTIP is estimated using a binomial lattice model that incorporates a Monte Carlo simulation (the “Monte Carlo” method). The following table includes the assumptions used for restricted stock grants (market condition) valued during the year ended 31 March 2016 and 2015, respectively:

Vesting Condition:	Market	Market
	FY16	FY15
Date of grant	16 Sep 2015	16 Sep 2014
Dividend yield (per annum)	3.8%	4.5%
Expected volatility	36.8%	37.4%
Risk free interest rate	1.5%	1.6%
Expected life in years	3.0	3.0
JHX stock price at grant date (A$)	17.76	12.42
Number of restricted stock units	579,262	459,317

During fiscal year 2016, 659,725 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued. During fiscal year 2015, 313,865 restricted stock units (market condition) that were previously granted became fully vested and the underlying common stock was issued.

Scorecard LTI – cash settled units

Under the terms of the LTIP, the Company granted awards equivalent to 566,936 and 454,179 Scorecard LTI units on 16 September 2015 and 16 September 2014, respectively. These awards provide recipients a cash incentive based on an average 20 trading-day closing price of JHI plc’s common stock price and each executive’s scorecard rating. The vesting of awards is measured on individual performance conditions based on certain performance measures. Compensation expense recognized for awards are based on the fair market value of JHI plc’s common stock on the date of grant and recorded as a liability. The expense is recognized ratably over the vesting period and the liability is adjusted for subsequent changes in JHI plc’s common stock price at each balance sheet date.

On 14 September 2015, 288,552 of the 506,627 Scorecard LTI units that were previously granted on 14 September 2012 as part of the FY2013 long-term incentive award became fully vested and the balance lapsed as a result of the Board’s exercise of negative discretion. The cash amount paid to award recipients was based on an average 20 trading-day closing price of JHI plc’s common stock price.

On 6 June 2014, 445,141 of the 716,536 Scorecard LTI units that were previously granted on 7 June 2011 as part of the FY2012 long-term incentive award became fully vested and the balance lapsed as a result of the Board’s exercise of negative discretion. The cash amount paid to award recipients was based on an average 10 trading-day closing price of JHI plc’s common stock price